SUPPLEMENT DATED APRIL 28, 2025
                  TO THE VARIABLE ANNUITY PROSPECTUS
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                AMERICAN GENERAL LIFE INSURANCE COMPANY

                      VARIABLE SEPARATE ACCOUNT
              Polaris Preferred Solution Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes changes to investment options available under your contract effective on about April 28, 2025, unless noted otherwise. All references in the prospectus are updated accordingly.


* The SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.

* The SA Allocation Moderate Growth Portfolio was renamed SA Allocation Moderately Aggressive Portfolio.

* The SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.

* The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.

* The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio and

* The SA Putnam Asset Allocation Diversified Growth Portfolio was renamed SA Franklin Allocation Moderately Aggressive Portfolio and Franklin Advisers, Inc. became its sub-advisor.

* The SA T. Rowe Price Asset Allocation Growth Portfolio was renamed SA T. Rowe Price Allocation Moderately Aggressive Portfolio.

* The Target Underlying Funds were reorganized into the Acquiring Underlying Funds as shown in the table below. All references to the Target Underlying Funds have been removed from the prospectus.

  ----------------------------------  ---------------------------------
      Target Underlying Funds            Acquiring Underlying FUnds
            Advisor                              Advisor
     Subadvisor (if applicable)          Subadvisor (if applicable)
  ----------------------------------  ---------------------------------
  SA BlackRock VCP Global Multi
    Asset Portfolio - Class 3
  SunAmerica Asset Management,
  LLC
  BlackRock Investment Management,        SA VCP Dynamic Allocatoin
  LLC                                        Portfolio - Class 3
  ----------------------------------      SunAmerica Asset Management,
  SA PIMCO VCP Tactical Balanced          LLC
    Portfolio - Class 3                   AllianceBernstein L.P.
  SunAmerica Asset Management, LLC
  Pacific Investment Management
  Company, LLC
  ----------------------------------  ---------------------------------

Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the Underlying Funds listed below.

 * SA Emerging Markets Equity Index

 * SA Fixed Income Index

 * SA Fixed Income Intermediate Index

 * SA International Index

 * SA Large Cap Growth Index

 * SA Large Cap Index

 * SA Large Cap Value Index

 * SA Mid Cap Index

 * SA Small Cap Index


Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.